WisdomTree Trust

250 West 34th Street, 3rd Floor

New York, NY 10119

August 2, 2023

VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Attention: File Room

Re:	WisdomTree Trust (the “Trust”) File Nos. 333-132380 and 811-21864

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses of the U.S. Equity Funds and the International Equity Funds, and the Statement of Additional Information for the above-referenced Registrant do not differ from the Prospectuses and the Statement of Additional Information contained in Post-Effective Amendment No. 891 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on July 31, 2023 (Accession No. 0001214659-23-010319).

Any comments or questions with respect to this filing should be directed to my attention at (917) 267-3855.

Very truly yours,

/s/ Joanne Antico
Joanne Antico
Secretary

cc:	W. John McGuire, Esq.

Laura Flores, Esq.